Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2016
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]
PERFORMANCE GRAPH (UNAUDITED)
The following graph presents the cumulative total shareholder return for the five years ending December 31, 2016 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2011.
COMPARISON OF CUMULATIVE FIVE YEAR TOTAL RETURN

	December
	2011	2012	2013	2014	2015	2016
United Technologies Corporation	$100.00	$115.10	$163.30	$168.50	$144.23	$168.81
S&P 500 Index	$100.00	$116.00	$153.57	$174.60	$177.01	$198.18
Dow Jones Industrial Average	$100.00	$110.24	$142.93	$157.28	$157.61	$183.61